LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Investments
Available-for-sale investments	¥ 71,651		¥ 49,174
Long-term investments	443,986	$ 68,044	406,099
Huaying Fund I
Schedule Of Investments
Equity method investments	53,105		55,557
Huaying Fund II
Schedule Of Investments
Equity method investments	107,633		102,336
GTI
Schedule Of Investments
Equity method investments			93,289
Sifive Inc
Schedule Of Investments
Equity securities without readily determinable fair value	22,279		20,445
AliveCor, Inc., ("Alivecor")
Schedule Of Investments
Equity securities without readily determinable fair value	15,347
Hyperfine Research, Inc. ("Hyperfine")
Schedule Of Investments
Equity securities without readily determinable fair value	32,625
Promaxo, Inc.("Promaxo")
Schedule Of Investments
Equity securities without readily determinable fair value	26,100
Others
Schedule Of Investments
Equity securities without readily determinable fair value	67,684		71,133
Equity method investments	¥ 47,562		¥ 14,165